Income Taxes (Deferred Tax Assets and Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Loans receivable, principally due to the allowance for probable loan losses	$ 22,773	$ 21,921
Other real estate owned	1,227	1,183
Accrued expenses	81	81
Net unrealized losses on available for sale investment securities	9,062
Other	4,842	5,649
Total deferred tax assets	37,985	28,834
Deferred tax liabilities:
Bank premises and equipment, principally due to differences on depreciation	(12,163)	(12,350)
Net unrealized gains on available for sale investment securities		(5,679)
Impairment charges on available-for-securities	(19)	(19)
Identified intangible assets and goodwill	(13,966)	(13,807)
Other	(24,235)	(20,551)
Total deferred tax liabilities	50,383	52,406
Net deferred tax liability	$ (12,398)	$ (23,572)
U.S. Federal income tax rate (as a percent)	21.00%	21.00%	21.00%